Toews Tactical Defensive Alpha Fund
TTDAX

A Series of Northern Lights Funds Trust

Supplement dated March 30, 2026

to the Prospectus dated August 28, 2025

Effective immediately, the name and ticker symbol of the Toews Tactical Defensive Alpha Fund, (TTDAX), are being changed to Toews Managed Risk Equity Fund, (TMREX).

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The information in this supplement contains new and additional information beyond that in the Prospectus and Statement of Additional Information (“SAI”), August 28, 2025. This supplement should be read in conjunction with the Prospectus and SAI and should be retained for future reference.